Deposits and Subordinated Debt - Additional Information (Details) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
	Dec. 15, 2025	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities		$ 0	$ 0	$ 25	$ 0
Debentures Series 20
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities	$ 25
Debentures Series 20 | Subordinated Debt
Disclosure Of Deposits [Line Items]
Notional amount	150
Periodic payment, amount	$ 25
Periodic payment, period	3 years